Warrants (Tables)	6 Months Ended
Mar. 31, 2025
Warrants
Schedule of Outstanding Warrants

Outstanding warrants consist of the following:

	March 31, 2025	September 30, 2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants	5,755,396	5,755,396
Other warrants	1,673,383	2,170,403
Total	16,678,779	18,675,799